LONG-TERM LOAN RECEIVABLE (Details)				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Felicity Keystone USD ($)
Long-term loan receivable
Amount of loan	$ 31,085,314	192,871,939	178,584,102	$ 29,500,000
Interest rate (as a percent)	5.00%	5.00%
Term of the loan				5 years
Interest Payable				$ 31,000,000